Expense Example - AMPLIFY TOP 10™ QUANTUM ETF - Amplify Top 10(TM) Quantum ETF	Aug. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157